INTANGIBLE ASSETS (Details 3)	12 Months Ended
Dec. 31, 2022
Packaging [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2032 + perpetuity
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends
Cost atualization	Cost based on historical data of each product and impacts of business restructuring
Perpetual growth rate	Without growth
Packaging [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	3.53%
Nominal terms	5.60%
Description of discount rates applied to cash flow projections	6.01%
Packaging [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	13.09%
Nominal terms	16.49%
Description of discount rates applied to cash flow projections	7.56%
Mining [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2064
Gross Margin	It reflects projection of costs due to the progress of the mining plan as well as startup and project ramp up. Prices and exchange rates projected according to sectoral reports.
Cost atualization	Update of costs based on historical data, progress of the mining plan as well as startup and project ramp up
Perpetual growth rate	Without perpetuity
Other Steel [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2032 + perpetuity
Gross Margin	Gross margin updated based on historical data and market trends
Cost atualization	Updated costs based on historical data and market trends
Perpetual growth rate	Without growth
Flat Steel [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow	[1]
Cash flow projection	Until 2032 + perpetuity	[1]
Gross Margin	Gross margin updated based on historical data and market trends	[1]
Cost atualization	Updated costs based on historical data and market trends	[1]
Perpetual growth rate	Without growth	[1]
Flat Steel 1 [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow	[1]
Cash flow projection	Until 2035 + perpetuity	[1]
Gross Margin	Gross margin updated based on historical data and market trends	[1]
Cost atualization	Updated costs based on historical data and market trends	[1]
Perpetual growth rate	Without growth	[1]
Logistic [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow	[2]
Cash flow projection	Until 2027	[2]
Gross Margin	Estimated based on market study to captures cargo and operational costs according to market trend studies	[2]
Cost atualization	Study-based costs and market trends	[2]
Perpetual growth rate	Without perpetuity	[2]
Cement [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2050 + perpetuity
Gross Margin	Gross margin updated based on historical data and market trends
Cost atualization	Study-based costs and market trends
Perpetual growth rate	Without growth
Packaging 1 [Member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	9.13%

[1]	Refers to the assets of the subsidiary Lusosider, located in Portugal and also the assets of Stahlwerk Thüringen (SWT) located in Germany. The discount rate was applied on the discounted cash flow prepared in Euros, the functional currency of these subsidiaries.
[2]	Refers to the assets of the subsidiary FTL - Ferrovia Transnordestina Logística S.A.;